PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 11) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Weighted-average assumptions used for determining net periodic cost
Company's contribution to defined benefit plan in next fiscal year		$ 60
U.S.
Weighted-average assumptions used for determining net periodic cost
Discount rate	5.40%	4.75%	5.50%	6.00%
Expected long-term rate of return on plan assets		8.00%	8.00%	8.75%
Rate of increase in future compensation levels				3.59%
Company's contribution to defined benefit plan in next fiscal year		43
Int'l
Weighted-average assumptions used for determining net periodic cost
Discount rate		4.80%	5.24%	5.72%
Expected long-term rate of return on plan assets		4.95%	5.48%	6.23%
Rate of increase in future compensation levels		2.79%	2.95%	2.99%
Company's contribution to defined benefit plan in next fiscal year		17
U.S. Postretirement Health Benefits
Weighted-average assumptions used for determining net periodic cost
Discount rate		3.75%	5.25%	5.50%
Company's contribution to defined benefit plan in next fiscal year		$ 3